Comprehensive Income (Loss) Note [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Accumulated Other Comprehensive Income Loss [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]

The components of accumulated other comprehensive income (loss) are as follows(1):

	Foreign Currency Translation Gain (Loss)	Pension and Other Retiree Benefits(2)	Total Accumulated Other Comprehensive Income (Loss)
	(In thousands)
Balance as of August 31, 2014	$22,786	$(39,477)	$(16,691)

Other comprehensive income (loss) before reclassifications	(25,615)	—	(25,615)
Amounts reclassified to earnings	—	336 (3)	336

Net current period other comprehensive income (loss)	(25,615)	336	(25,279)
Less: comprehensive income (loss) attributable to noncontrolling interests	(24)	—	(24)

Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	(25,591)	336	(25,255)

Balance as of November 30, 2014	$(2,805)	$(39,141)	$(41,946)

	Foreign Currency Translation Gain (Loss)		Pension and Other Retiree Benefits(2)	Total Accumulated Other Comprehensive Income (Loss)
	(In thousands)
Balance as of August 31, 2013	$17,712		$(17,030)	$682

Other comprehensive income (loss) before reclassifications	12,753		—	12,753
Amounts reclassified to earnings	(885	)(4)	119 (3)	(766)

Net current period other comprehensive income (loss)	11,868		119	11,987
Less: comprehensive income (loss) attributable to noncontrolling interests	(30)		—	(30)

Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	11,898		119	12,017

Balance as of November 30, 2013	$29,610		$(16,911)	$12,699

(1)	All amounts presented are net of tax. All tax amounts are related to pension and other retiree benefits.

(2)	Reclassified from accumulated other comprehensive income into cost of sales and selling, general & administrative expenses on the consolidated statements of operations. These components are included in the computation of net periodic pension cost. Refer to Note 6 of the Company’s Quarterly Report on Form 10-Q for the quarterly period ended November 30, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K as filed on April 27, 2015 for further details.

(3)	Represents amortization of net actuarial loss and prior service costs.

(4)	Reclassified from accumulated other comprehensive income into income (loss) from discontinued operations on the consolidated statements of operations on the sale of the rotational compounding business in Australia. Refer to Note 19 of the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further details.

The components of accumulated other comprehensive income (loss) are as follows(1):

	Foreign Currency Translation Gain (Loss)		Pension and Other Retiree Benefits(2)	Total Accumulated Other Comprehensive Income (Loss)
	(In thousands)
Balance, August 31, 2012	$13,383		$(19,304)	$(5,921)

Other comprehensive income (loss) before reclassifications, net of tax of $21	4,174		862	5,036
Amounts reclassified to earnings, net of tax of $34	—		1,412	1,412
Net current period other comprehensive income (loss)	4,174		2,274	6,448
Less: comprehensive income (loss) attributable to noncontrolling interests	(155)		—	(155)

Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	4,329		2,274	6,603

Balance, August 31, 2013	17,712		(17,030)	682

Other comprehensive income (loss) before reclassifications, net of tax of $8,718	5,872		(23,043)	(17,171)
Amounts reclassified to earnings, net of tax of ($456)	(885	)(3)	596 (4)	(289)
Net current period other comprehensive income (loss)	4,987		(22,447)	(17,460)
Less: comprehensive income (loss) attributable to noncontrolling interests	(87)		—	(87)

Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	5,074		(22,447)	(17,373)

Balance, August 31, 2014	$22,786		$(39,477)	$(16,691)

(1)	All amounts presented are net of tax. All tax amounts are related to pension and other retiree benefits.
(2)	Reclassified from accumulated other comprehensive income into cost of sales and selling, general & administrative expenses on the consolidated statements of operations. These components are included in the computation of net periodic pension cost. Refer to Note 8 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further details.
(3)	Reclassified from accumulated other comprehensive income into income (loss) from discontinued operations on the consolidated statements of operations on the sale of the rotational compounding business in Australia. Refer to Note 19 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further details.
(4)	Represents amortization of net actuarial loss and prior service costs, including settlement charges of $214.